Offerings - Offering: 1	Feb. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.002 per share
Amount Registered | shares	24,222,758
Proposed Maximum Offering Price per Unit	72.74
Maximum Aggregate Offering Price	$ 1,761,963,416.92
Fee Rate	0.01381%
Amount of Registration Fee	$ 243,327.15
Offering Note	Estimated solely to calculate the registration fee in accordance with Rule 457(c) of the Securities Act on the basis of the average of the high and low sales prices of the registrant's shares of common stock as reported by The Nasdaq Global Select Market on February 5, 2026.